DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Summary of Operations of Discontinued Markets

A summary of operations we discontinued in these markets for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Years ended December 31,
	2011	2012	2013
Net revenue	$9,574	$4,020	$765
(Loss) income from discontinued operations, before income taxes	(2,455)	3,835	(960)
Income tax benefit (expense)	660	(1,447)	362

(Loss) income from discontinued operations, after tax	$(1,795)	$2,388	$(598)